Deferred income tax assets/(liabilities) - Unrecognized tax losses which can be carried forward against future taxable income (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Unrecognised tax losses	¥ 53,265,000	¥ 78,783,000
Within 5 years
Deferred income tax
Unrecognised tax losses	¥ 53,265,000	¥ 78,783,000